SUPPLEMENT DATED MARCH __, 2007
        TO THE ALLIANZ HIGH FIVE(TM) NEW YORK VARIABLE ANNUITY PROSPECTUS
                             DATED FEBRUARY 7, 2007

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, AND
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


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THE INFORMATION IN THIS PROSPECTUS SUPPLEMENT IS NOT COMPLETE AND MAY BE
CHANGED. WE CANNOT SELL THE UPDATED VERSION OF THE ALLIANZ HIGH FIVE NEW YORK VARIABLE ANNUITY MENTIONED BELOW UNTIL THE FINAL VERSION OF THIS SUPPLEMENT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THIS PROSPECTUS SUPPLEMENT IS NOT AN OFFER TO SELL THE REVISED CONTRACT AND IS NOT SOLICITING AN OFFER TO BUY THE CONTRACT IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
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       THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS REGARDING THE
      MORTALITY AND EXPENSE RISK (M&E) CHARGE AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

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1.  THE COMPANY HAS APPLIED TO THE STATE OF NEW YORK INSURANCE DEPARTMENT TO
    REDUCE THE M&E CHARGE APPLICABLE TO THE CONTRACTS. IF THIS APPLICATION IS APPROVED, THE REVISED CHARGE WILL BE AS LISTED BELOW, EFFECTIVE AS OF THE DATE OF SUCH APPROVAL. IT IS NOT CERTAIN THAT APPROVAL WILL BE GRANTED, OR WHEN ANY APPROVAL WOULD BE GRANTED. CONTRACTS ISSUED PRIOR TO APPROVAL WILL BE SUBJECT TO THE TERMS OF THE CONTRACT AS CURRENTLY OFFERED, INCLUDING EXPENSES, AS SET OUT ON PAGES 5-6 OF THE ATTACHED PROSPECTUS DATED _____, 2007, UNTIL THE DATE OF APPROVAL.


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2.  SUBJECT TO RECEIPT OF REGULATORY APPROVAL, WHICH IS NOT ASSURED, THE
    FOLLOWING CHANGES WILL APPLY TO THE FEE TABLES ON PAGES 5-6, EFFECTIVE AS OF THE DATE OF APPROVAL:

     SEPARATE ACCOUNT ANNUAL EXPENSES
        (as a percentage of average daily assets invested in a subaccount on an annual basis)
                                         M&E CHARGES
        Traditional GMDB                    1.25%
        Enhanced GMDB                       1.45%

     DURING THE ANNUITY PHASE:
     SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)
          M&E CHARGE.......................................................1.25%

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3.  THE FOLLOWING EXAMPLES REPLACE THE FEE TABLE EXAMPLES ON PAGE 7:

    If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
       a) The Enhanced GMDB (the highest M&E charge of 1.45%). b) The Traditional GMDB (the lowest M&E charge of 1.25%).

    TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
    BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:            1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                                 ------------- -------------- ------------- -------------
    1.70% (the maximum)                                           a) $1,191      a) $1,735     a) $2,168     a) $3,495
                                                                  b) $1,171      b) $1,676     b) $2,071     b) $3,308
    ------------------------------------------------------------ ------------- -------------- ------------- -------------
    0.52% (the minimum)                                           a) $1,073      a) $1,382     a) $1,581     a) $2,333
                                                                  b) $1,053      b) $1,321     b) $1,478     b) $2,121
    ------------------------------------------------------------ ------------- -------------- ------------- -------------

                                                     PRO-015-0506   Page 1 of 2



    If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
       a) The Enhanced GMDB (the highest M&E charge of 1.45%). b) The Traditional GMDB (the lowest M&E charge of 1.25%).

    TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES               1 YEAR        3 YEARS       5 YEARS       10 YEARS
    BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                                 ------------- -------------- ------------- -------------
    1.70% (the maximum)                                            a) $ 322       a) $ 983     a) $1,668     a) $3,495
                                                                   b) $ 302       b) $ 924     b) $1,571     b) $3,308
    ------------------------------------------------------------ ------------- -------------- ------------- -------------
    0.52% (the minimum)                                            a) $ 204       a) $ 630     a) $1,081     a) $2,333
                                                                   b) $ 184       b) $ 568      b) $ 978     b) $2,121
    ------------------------------------------------------------ ------------- -------------- ------------- -------------

    * Annuity Payments are generally not available until 13 months after your Issue Date.


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4. THE FOLLOWING CHANGE APPLIES TO SECTION 7, EXPENSE - MORTALITY AND EXPENSE
RISK (M&E) CHARGES ON PAGE 35:

    MORTALITY AND EXPENSE RISK (M&E) CHARGES
    Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:

                                           M&E CHARGES
    Traditional GMDB                          1.25%
    Enhanced GMDB                             1.45%

    During the Annuity Phase, if you request variable Annuity Payments, the M&E charge is equal, on an annual basis, to 1.25%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.


                                                     PRO-015-0506   Page 2 of 2